Contract Balances - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Amounts due to third parties for reimbursable expenses	$ 333,000	$ 406,300
Change in unbilled receivables	(5,719)
Change in unearned revenue (payments on account)	(147,058)
Increase in advance payments netted against unbilled contracts receivable	(152,777)
Bad debt expense	24,600	17,800
Revenue, remaining performance obligation, amount	$ 14,800,000	$ 13,700,000
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation (in percent)		52.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Revenue, remaining performance obligation (in percent)	52.00%
Revenue, remaining performance obligation, expected timing of satisfaction, period		12 months